Statement to Securityholder
Ally Auto Receivables Trust 2026-1

Deal Information		Table of Contents

Asset Type:	Consumer Retail	1.	Class Distribution Summary
		2.	Note Factor Summary
Closing Date:	3/10/2026	3.	Interest Summary
		4.	Collections and Distributions
Bloomberg Ticker:	ALLYA 2026-1	5.	Cash Reserve
		6.	Collateral Summary
Collection Period:		7.	Net Charge-Offs, Delinquencies, and Bankruptcies
Begin	7/1/2026	8.	Performance Tests
End	7/31/2026	9.	Supplemental Disclosures

Determination Date:	8/10/2026
Distribution Date:	8/17/2026

ABS Investor Relations:
Servicer:	Ally Bank
Telephone:	(866) 710-4623
E-Mail:	securitization@ally.com

Additional information about the transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the CIK number 0002111835.

Statement to Securityholder
Ally Auto Receivables Trust 2026-1

1. Class Distribution Summary
				Class Distribution
Class	CUSIP/ CUSIP-RegS	Initial Note Principal Balance	Beginning Note Principal Balance	Principal	Interest	Total	Ending Note Principal Balance
A-1	02008PAA0	260,900,000.00	29,474,655.18	29,474,655.18	103,480.60	29,578,135.78	0.00
A-2	02008PAB8	328,810,000.00	328,810,000.00	11,588,553.70	1,071,372.58	12,659,926.28	317,221,446.30
A-3	02008PAC6	378,810,000.00	378,810,000.00	0.00	1,237,446.00	1,237,446.00	378,810,000.00
A-4	02008PAD4	90,580,000.00	90,580,000.00	0.00	303,443.00	303,443.00	90,580,000.00
B	02008PAE2	23,560,000.00	23,560,000.00	0.00	82,460.00	82,460.00	23,560,000.00
C	02008PAF9	19,630,000.00	19,630,000.00	0.00	72,631.00	72,631.00	19,630,000.00
D	02008PAG7	14,590,000.00	14,590,000.00	0.00	58,724.75	58,724.75	14,590,000.00
Total Notes		1,116,880,000.00	885,454,655.18	41,063,208.88	2,929,557.93	43,992,766.81	844,391,446.30
Certificates	02008PAH5 / U0204GAA3					2,805,662.82
Total Class Distribution						46,798,429.63

Statement to Securityholder
Ally Auto Receivables Trust 2026-1
2. Note Factor Summary
(Amount per $1,000 of Original Principal)

		Distribution
Class	Beginning	Principal	Interest	Total	Ending
A-1	112.9729980	112.9729980	0.3966294	113.3696274	0.0000000
A-2	1,000.0000000	35.2439211	3.2583333	38.5022544	964.7560789
A-3	1,000.0000000	0.0000000	3.2666667	3.2666667	1000.0000000
A-4	1,000.0000000	0.0000000	3.3500000	3.3500000	1000.0000000
B	1,000.0000000	0.0000000	3.5000000	3.5000000	1000.0000000
C	1,000.0000000	0.0000000	3.7000000	3.7000000	1000.0000000
D	1,000.0000000	0.0000000	4.0250000	4.0250000	1000.0000000
Total Notes	792.7930084				756.0270094

Statement to Securityholder
Ally Auto Receivables Trust 2026-1
3. Interest Summary

A. Target Interest Calculation

				Fixed Rate	Variable Rate
Class	Beginning Note Principal Balance	Accrual Methodology	Interest Accrual Days	Total	Applicable Index	Margin	Total	Target Interest Calculation
A-1	29,474,655.18	Actual/360	33	3.830%	N/A	N/A	N/A	103,480.60
A-2	328,810,000.00	30/360	30	3.910%	N/A	N/A	N/A	1,071,372.58
A-3	378,810,000.00	30/360	30	3.920%	N/A	N/A	N/A	1,237,446.00
A-4	90,580,000.00	30/360	30	4.020%	N/A	N/A	N/A	303,443.00
B	23,560,000.00	30/360	30	4.200%	N/A	N/A	N/A	82,460.00
C	19,630,000.00	30/360	30	4.440%	N/A	N/A	N/A	72,631.00
D	14,590,000.00	30/360	30	4.830%	N/A	N/A	N/A	58,724.75
Total	885,454,655.18							2,929,557.93

B. Interest Distribution

Class	Beginning Unpaid Interest Carryover Shortfall	Target Interest Calculation	Interest Shortfall Allocated/ (Repaid)	Interest Distribution	Remaining Unpaid Interest Carryover Shortfall
	(1)	(2)	(3)	(4) = (2) - (3)	(5) = (1) + (3)
A-1	0.00	103,480.60	0.00	103,480.60	0.00
A-2	0.00	1,071,372.58	0.00	1,071,372.58	0.00
A-3	0.00	1,237,446.00	0.00	1,237,446.00	0.00
A-4	0.00	303,443.00	0.00	303,443.00	0.00
B	0.00	82,460.00	0.00	82,460.00	0.00
C	0.00	72,631.00	0.00	72,631.00	0.00
D	0.00	58,724.75	0.00	58,724.75	0.00
Total	0.00	2,929,557.93	0.00	2,929,557.93	0.00

Statement to Securityholder
Ally Auto Receivables Trust 2026-1
4. Collections and Distributions

Collections
Receipts During the Period - Principal	40,049,033.29
Receipts During the Period - Interest	6,811,754.88
Administrative Purchase Payments	385,416.51
Warranty Payments	0.00
Liquidation Proceeds Including Recoveries (Net of Liquidation Expenses)	303,758.16
Other Fees or Expenses Paid	0.00
Total Collections	47,549,962.84
Beginning Reserve Account Balance	2,804,846.09
Total Available Amount	50,354,808.93

Distributions
Basic Servicing Fee	750,033.21
Amounts paid in connection with an Asset Representations Review	0.00
Aggregate Class A Interest Distributable Amount	2,715,742.18
First Priority Principal Distributable Amount	0.00
Aggregate Class B Interest Distributable Amount	82,460.00
Second Priority Principal Distributable Amount	0.00
Aggregate Class C Interest Distributable Amount	72,631.00
Third Priority Principal Distributable Amount	11,888,009.23
Aggregate Class D Interest Distributable Amount	58,724.75
Fourth Priority Principal Distributable Amount	14,590,000.00
Reserve Account Deposit	2,804,846.09
Noteholders' Regular Principal Distributable Amount	14,585,199.65
Indenture Trustee expenses	0.00
Unpaid Fees due to Trustees, Administrator and Asset Representations Reviewer	1,500.00
Excess Total Available Amount to the Certificateholders	2,805,662.82
Total Distributions	50,354,808.93

Statement to Securityholder
Ally Auto Receivables Trust 2026-1

5. Cash Reserve

			Reductions
Initial Balance	Beginning Balance	Additions	Draws	Releases	Ending Balance	Specified Reserve Account Balance
2,804,846.09	2,804,846.09	0.00	0.00	0.00	2,804,846.09	2,804,846.09

6. Collateral Summary

		Initial	Beginning	Ending
Balances	Number of Receivables	59,907	53,118	51,673
	Aggregate Receivables Principal Balance	1,121,938,434.96	900,039,854.83	858,976,645.95
	Aggregate Amount Financed	1,121,938,434.96	900,039,854.83	858,976,645.95
	Pool Factor		80.2218577	76.5618343

Weighted Averages	Coupon	9.10%	9.10%	9.10%
	Original Maturity	70.39	70.57	70.60
	Remaining Maturity	53.46	49.97	49.31

Prepayment Percentage	Monthly Period
6
1.57%

Statement to Securityholder
Ally Auto Receivables Trust 2026-1
7. Net Charge-Offs, Delinquencies, and Bankruptcies

Net Charge-Offs						Cumulative Net Charge-Offs
Period	Average Aggregate Amount Financed	Number of Units Charged-Off	Net Charge-Offs (Recoveries)	Average Net Charge-Offs (Recoveries)	Loss Rate	Aggregate Amount Financed	Cumulative Net Charge-Offs	Cumulative Loss Rate
Current	879,508,250.39	32	328,146.57	10,254.58	0.4477%	1,121,938,434.96	1,008,424.63	0.0899%
Preceding	920,480,628.04	24	327,613.08	13,650.55	0.4271%
Next Preceding	961,898,276.33	29	332,993.42	11,482.53	0.4154%
Third Preceding	1,005,213,745.18	6	19,121.56	3,186.93	0.0228%
Four Month Average					0.3283%

Delinquencies				Delinquency Stratification
Period	Total Accounts	Accounts over 60	Percent Delinquent	Days	Total Accounts	Total Balance	Percent Delinquent
Current	51,673	183	0.3542%	31 - 60	562	8,506,284.60	0.9903%
Preceding	53,118	161	0.3031%	61 - 90	148	2,563,754.58	0.2985%
Next Preceding	54,535	130	0.2384%	91 - 120	34	496,593.65	0.0578%
Three Month Average			0.2986%	> 120	1	7,753.87	0.0009%

Bankruptcies
	Total Accounts	Total Balance
Prior Period	90	1,464,845.14	[1]
Additions	16	332,636.51
Removals[2]	6	46,100.38
Ending	100	1,751,381.27

1 Total Balance for Prior Period reflects the aggregate balance as of the last day of the related Collection Period.
2 Include bankruptcies returned to active status, bankruptcies paid-in-full, and charge-offs on prior period bankruptcies.

Statement to Securityholder
Ally Auto Receivables Trust 2026-1
8. Performance Tests

For the Collection Period
Event of Default						All Tests Passed

Servicer Default						All Tests Passed

Overcollateralization:
	Initial	5,058,434.96
	Current	14,585,199.65	Overcollateralization Target Reached?			YES
	Target	14,585,199.65

Asset Representations Review Delinquency Trigger:
	Monthly Period	Trigger	Monthly		61+
	1-12	2.80%	Period	Trigger	Delinquencies
	13-24	4.10%	6	2.80%	0.36%	Pass
	25+	5.50%

9. Supplemental Disclosures

For the Collection Period
Supplemental Servicing Fees						76,739.06
Other Fees or Expenses Accrued						0.00
Liquidation Expenses						17,600.00
Have there been any material modifications, extensions, or waivers relating to the terms of or fees, penalties or payments on, pool assets during the period or that, cumulatively, have become material over time?						No
Have there been any material changes in determining or defining delinquencies, charge-offs or uncollectible amounts?						No
Have there been any receivables with respect to which material breaches of pool asset representations or warranties or transaction covenants have occurred?						No